Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 13.9%
$500,000	ARES XLIV CLO Ltd. Series 2017-44A, Class E, 10.647% (LIBOR 3 Month+805 basis points), 10/15/2029[1,2,3,4]	$463,564
500,000	Ashford Hospitality Trust Series 2018-KEYS, Class F, 8.394% (LIBOR 1 Month+600 basis points), 5/15/2035[1,2,3,4]	500,003
300,000	Corevest American Finance Trust Series 2019-1, Class E, 5.489%, 3/15/2052[1,2]	297,533
500,000	CPS Auto Receivables Trust Series 2017-D, Class E, 5.300%, 6/17/2024[1,2]	516,070
	Deephaven Residential Mortgage Trust
500,000	Series 2018-4A, Class B2, 6.125%, 10/25/2058[1,2,4]	507,922
345,000	Series 2018-1A, Class B1, 4.340%, 12/25/2057[1,2,4]	344,766
	Fannie Mae Connecticut Avenue Securities
300,000	Series 2017-C03, Class 1M2, 5.404% (LIBOR 1 Month+300 basis points), 10/25/2029[2,3,4]	313,099
400,000	Series 2018-C01, Class 1M2, 4.654% (LIBOR 1 Month+225 basis points), 7/25/2030[2,3,4]	404,230
250,000	First Investors Auto Owner Trust Series 2019-1A, Class F, 6.150%, 7/15/2026[1,2]	253,605
100,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/2025[1,2]	100,323
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 9.101% (LIBOR 3 Month+650 basis points), 1/18/2028[1,2,3,4]	227,371
1,000,000	MMCF CLO LLC Series 2017-1A, Class D, 8.977% (LIBOR 3 Month+638 basis points), 1/15/2028[1,2,3,4]	974,745
1,000,000	Monroe Capital MML CLO VI Ltd. Series 2018-1A, Class E, 9.497% (LIBOR 3 Month+690 basis points), 4/15/2030[1,2,3,4]	934,825
	Mosaic Solar Loan Trust
335,000	Series 2018-1A, Class C, 0.000%, 6/22/2043[1,2]	276,955
400,000	Series 2019-1A, Class B, 0.000%, 12/21/2043[1,2]	316,730
421,113	Mosaic Solar Loans LLC Series 2017-2A, Class D, 0.000%, 6/22/2043[1,2]	388,609
	New Residential Mortgage Loan Trust
231,000	Series 2019-NQM1, Class B1, 5.492%, 1/25/2049[1,2,4]	245,040
500,000	Series 2019-NQM1, Class B2, 5.492%, 1/25/2049[1,2,4]	508,052
700,000	OZLM VI Ltd. Series 2014-6A, Class ES, 11.228% (LIBOR 3 Month+864 basis points), 4/17/2031[1,2,3,4]	651,066

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$750,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, 0.000%, 4/20/2027[1,2,4]	$667,500
150,000	Pretium Mortgage Credit Partners I LLC Series 2019-NPL1, Class A2, 5.927%, 7/25/2060[1,2,5]	151,800
200,000	Prosper Marketplace Issuance Trust Series Series 2019-2A, Class C, 5.050%, 9/15/2025[1,2]	202,959
750,549	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,2,4]	525,483
500,000	Seasoned Credit Risk Transfer Trust Series Series 2019-2, Class M, 4.750%, 8/25/2058[1,2,4]	476,016
213,525	Velocity Commercial Capital Loan Trust Series 2018-1, Class M6, 7.260%, 4/25/2048[1,2]	213,554
1,000,000	York CLO-2 Ltd. Series 2015-1A, Class F, 9.841% (LIBOR 3 Month+725 basis points), 1/22/2031[1,2,3]	857,216
	TOTAL ASSET-BACKED SECURITIES
	(Cost $11,507,581)	11,319,036
	BANK LOANS — 5.5%
2,000,000	BJ Services 9.590%, 1/3/2023[6]	1,980,000
987,500	Premier Brands 10.633%, 3/20/2024[6]	967,750
1,500,000	Vista Outdoor 11.430%, 11/19/2023[6]	1,492,500
	TOTAL BANK LOANS
	(Cost $4,443,067)	4,440,250

Number of Shares
	CLOSED-END FUNDS — 30.7%
31,332	Aberdeen Emerging Markets Equity Income Fund, Inc.	229,037
85,046	Aberdeen Total Dynamic Dividend Fund[7]	709,284
2,902	Advent Claymore Convertible Securities and Income Fund[7]	43,704
39,282	AllianzGI Convertible & Income 2024 Target[7]	362,573
40,681	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[7]	504,444
4,662	BlackRock California Municipal Income Trust	61,772
9,200	BlackRock Debt Strategies Fund, Inc.	99,084
10,074	BlackRock New York Municipal Income Quality Trust	133,984
19,116	BlackRock Resources & Commodities Strategy Trust	156,369

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
54,636	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[7]	$640,880
3	Clough Global Dividend and Income Fund	34
3	Clough Global Equity Fund	38
52,944	Clough Global Opportunities Fund[7]	495,026
47,413	Cornerstone Strategic Value Fund, Inc.[7]	551,892
16,573	Cornerstone Total Return Fund, Inc.[7]	187,603
3	Cushing Renaissance Fund	42
48,733	Delaware Enhanced Global Dividend & Income Fund[7]	482,457
13,931	Eagle Growth & Income Opportunities Fund[7]	213,980
70,423	Eaton Vance Limited Duration Income Fund[7]	890,851
12,865	Eaton Vance Tax-Managed Buy-Write Strategy Fund	121,188
11,589	Franklin Ltd. Duration Income Trust	111,602
33,041	Garrison Capital, Inc.[7]	227,983
615	GDL Fund	5,680
65,913	Highland Income Fund[7]	912,236
5,652	India Fund, Inc.[7]	120,275
82,472	Invesco Dynamic Credit Opportunities Fund[7]	922,037
33,286	Invesco High Income Trust II7	482,314
12,375	Invesco Municipal Opportunity Trust[7]	152,213
208,253	Invesco Senior Income Trust[7]	899,653
23,137	Kayne Anderson MLP/Midstream Investment Co.[7]	354,227
24,321	Lazard World Dividend & Income Fund, Inc.[7]	241,994
25,241	Morgan Stanley Emerging Markets Debt Fund, Inc.[7]	235,246
7,158	Neuberger Berman California Municipal Fund, Inc.	97,303
45,841	Neuberger Berman High Yield Strategies Fund, Inc.	536,340
964	Neuberger Berman New York Municipal Fund, Inc.	11,819
3,859	Nuveen California Quality Municipal Income Fund	55,878
57,001	Nuveen Credit Strategies Income Fund[7]	451,448
8,865	Nuveen Emerging Markets Debt 2022 Target Term Fund[7]	78,721
5,145	Nuveen Georgia Quality Municipal Income Fund	63,669
10,198	Nuveen Intermediate Duration Quality Municipal Term Fund[7]	135,735
16,570	Nuveen Mortgage Opportunity Term Fund[7]	384,755
12,293	Nuveen Mortgage Opportunity Term Fund 2[7]	276,470
149,700	Palmer Square Opportunistic Income Fund	2,784,409
84,653	PGIM Global High Yield Fund, Inc.[7]	1,223,236
29,744	PGIM High Yield Bond Fund, Inc.[7]	435,155
286,063	PIMCO Flexible Credit Income Fund - Class I	2,886,373
147,062	Pomona Investment LP8	2,273,554
1,406	Source Capital, Inc.	51,417

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
12,296	Special Opportunities Fund, Inc.[7]	$169,070
4,078	Templeton Emerging Markets Income Fund[7]	41,677
91,676	Templeton Global Income Fund[7]	583,059
24,905	Tortoise Midstream Energy Fund, Inc.[7]	335,968
6,383	Virtus Total Return Fund, Inc.[7]	67,660
212,935	Voya Prime Rate Trust[7]	1,013,571
11,714	Western Asset Corporate Loan Fund, Inc.	112,103
30,772	Western Asset Global High Income Fund, Inc.[7]	305,566
	TOTAL CLOSED-END FUNDS
	(Cost $25,282,834)	24,924,658

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3%
	Alternative Loan Trust
$3,661,264	Series 2005-59, Class 2X, 0.905%, 11/20/2035[2,4]	185,033
7,161,591	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,4]	102,332
497,122	American Home Mortgage Assets Trust Series 2006-6, Class XP, 1.505%, 12/25/2046[2,4]	38,318
	American Home Mortgage Investment Trust
225,204	Series 2006-1, Class 12A1, 2.804% (LIBOR 1 Month+40 basis points), 3/25/2046[2,3,4]	219,072
1,258,471	Series 2006-2, Class 1A2, 2.724% (LIBOR 1 Month+32 basis points), 6/25/2046[2,3,4]	484,444
500,000	BAMLL Commercial Mortgage Securities Trust Series 2019-AHT, Class F, 6.594% (LIBOR 1 Month+420 basis points), 3/15/2034[1,3]	502,066
778,232	Banc of America Funding Trust Series 2006-H, Class 4A1, 4.524%, 9/20/2046[2,4]	705,506
6,602,224	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.972%, 2/25/2035[2,4]	115,823
250,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class F, 6.044% (LIBOR 1 Month+365 basis points), 12/15/2036[1,2,3,4]	251,249
500,000	COMM Mortgage Trust Series 2013-CR10, Class D, 4.952%, 8/10/2046[1,2,4]	506,274
100,000	Csail Commercial Mortgage Trust Series 2015-C2, Class C, 4.343%, 6/15/2057[2,4]	96,250
	CSMC Trust
500,000	Series 2018-RPL2, Class A2, 4.240%, 8/25/2062[1,2,4]	495,188
500,000	Series 2017-PFHP, Class G, 8.544% (LIBOR 1 Month+615 basis points), 12/15/2030[1,3]	499,080

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$2,000,000	Deutsche Alt-A Securities Mortgage Loan Trust Series Series 2007-BAR1, Class A4, 2.644% (LIBOR 1 Month+24 basis points), 3/25/2037[2,3,4]	$244,416
	Freddie Mac Structured Agency Credit Risk Debt Notes
750,000	Series 2017-DNA3, Class M2, 4.905% (LIBOR 1 Month+250 basis points), 3/25/2030[2,3,4]	766,823
250,000	Series 2017-HQA3, Class M2, 4.755% (LIBOR 1 Month+235 basis points), 4/25/2030[2,3,4]	253,933
250,000	GS Mortgage Securities Trust Series 2018-HART, Class F, 6.294% (LIBOR 1 Month+390 basis points), 10/15/2031[1,3,4]	250,191
512,000	Home Partners of America Trust Series 2018-1, Class F, 4.744% (LIBOR 1 Month+235 basis points), 7/17/2037[1,3,4]	506,774
3,619,736	IndyMac INDX Mortgage Loan Trust Series 2004-AR12, Class AX2, 0.858%, 12/25/2034[2,4]	136,844
250,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-ASH8, Class F, 6.394% (LIBOR 1 Month+400 basis points), 2/15/2035[1,2,3,4]	252,185
339,892	Luminent Mortgage Trust Series 2006-6, Class A2B, 2.644% (LIBOR 1 Month+24 basis points), 10/25/2046[2,3,4]	262,373
	Morgan Stanley Mortgage Loan Trust
27,099	Series 2007-10XS, Class A2, 6.250%, 2/25/2037[2,4]	18,330
547,948	Series 2007-7AX, Class 2A1, 2.524% (LIBOR 1 Month+12 basis points), 4/25/2037[2,3,4]	276,758
	RALI Series Trust
522,293	Series 2006-QS17, Class A7, 6.000%, 12/25/2036[2]	488,294
1,092,445	Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036[2]	962,896
250,000	Ready Capital Mortgage Trust Series 2019-5, Class E, 5.645%, 2/25/2052[1,2,4]	209,794
	Residential Asset Securitization Trust
1,535,838	Series 2006-A8, Class 2A7, 6.500%, 8/25/2036[2]	802,492
470,016	Series 2007-A6, Class 1A3, 6.000%, 6/25/2037[2]	412,013
500,000	STACR Trust Series 2018-DNA3, Class M2, 4.504% (LIBOR 1 Month+210 basis points), 9/25/2048[1,2,3,4]	500,002

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$250,000	Verus Securitization Trust Series 2019-1, Class B1, 5.311%, 2/25/2059[1,2,4]	$256,038
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $11,009,431)	10,800,791

Number of Shares
	COMMON STOCKS — 38.5%
	COMMUNICATIONS — 4.1%
165,974	eDreams ODIGEO S.A.*	727,575
14,000	IMAX Corp.*,9	282,800
47,866	Liberty Expedia Holdings, Inc. - Class A*,7	2,287,516
788	Shutterfly, Inc.*	39,834
26	Tribune Media Co. - Class A	1,202
		3,338,927
	CONSUMER DISCRETIONARY — 3.0%
9,449	Barnes & Noble, Inc.	63,214
69,392	BlueLinx Holdings, Inc.*,7	1,374,656
10,617	Del Frisco's Restaurant Group, Inc.*	84,511
32,629	Garrett Motion, Inc.*,7	500,855
2,048	PCM, Inc.*	71,762
31,745	Select Interior Concepts, Inc. - Class A*	369,829
		2,464,827
	CONSUMER STAPLES — 1.5%
59,138	Darling Ingredients, Inc.*,7	1,176,255
	ENERGY — 3.4%
15,162	Anadarko Petroleum Corp.[7]	1,069,831
28,436	Andeavor Logistics LP7	1,033,080
1,552	Buckeye Partners LP	63,709
19,662	CrossAmerica Partners LP	315,575
28,883	Green Plains, Inc.	311,359
		2,793,554
	FINANCIALS — 9.3%
4,504	8i Enterprises Acquisition Corp.*,9	47,157
2,518	Act II Global Acquisition Corp.*,9	25,482
5,404	Alberton Acquisition Corp.*,9	56,526
5,590	Andina Acquisition Corp. III*,9	57,465
17,414	B Riley Principal Merger Corp.*	173,618

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
84,640	Barings BDC, Inc.7	$832,858
2,674	Big Rock Partners Acquisition Corp.*	27,890
1,816	Black Ridge Acquisition Corp.*,7	18,650
4,354	Boxwood Merger Corp.*	44,846
3,127	CF Finance Acquisition Corp.*	32,364
4,157	Chardan Healthcare Acquisition Corp.*	41,986
3,751	ChaSerg Technology Acquisition Corp.*	38,373
2,050	Churchill Capital Corp. II*	20,807
3,744	Crescent Acquisition Corp.*	37,702
5,717	DD3 Acquisition Corp.*,9	58,542
5,326	Diamond Hill Investment Group, Inc.[7]	754,801
3,751	Edtechx Holdings Acquisition Corp.*	37,698
926	EMC Insurance Group, Inc.	33,364
2,268	Far Point Acquisition Corp. - Class A*	23,111
3,235	FinTech Acquisition Corp. III*	33,482
15,202	Gordon Pointe Acquisition Corp.*	157,037
5,615	Graf Industrial Corp.*	56,992
98,791	Great Elm Capital Group, Inc.*,7	424,801
3,096	Haymaker Acquisition Corp. II*	31,146
2,703	Health Sciences Acquisitions Corp.*	28,517
4,074	Hennessy Capital Acquisition Corp. IV*	42,084
1,206	Insurance Acquisition Corp.*	12,422
2,223	Legacy Acquisition Corp. - Class A*	22,452
29	LegacyTexas Financial Group, Inc.	1,181
6,444	Leisure Acquisition Corp.*	65,278
1,391	Monocle Acquisition Corp.*	14,272
8,811	Mudrick Capital Acquisition Corp. - Class A*	89,784
4,916	Oaktree Capital Group LLC	243,539
5,323	Opes Acquisition Corp.*	54,614
1,867	Pivotal Acquisition Corp. - Class A*	18,950
4,090	Replay Acquisition Corp.*,9	40,900
4,954	Royce Micro-Cap Trust, Inc.	40,722
5,506	Schultze Special Purpose Acquisition Corp.*	55,886
5,531	South Mountain Merger Corp.*	55,310
49,346	TCF Financial Corp.[7]	1,025,903
6,947	Total System Services, Inc.[7]	891,092
5,718	Trine Acquisition Corp.*	57,351
4,032	Tuscan Holdings Corp.*	42,739
3,408	Twelve Seas Investment Co.*,9	34,591
4,175	Wealthbridge Acquisition Ltd.*,9	42,167

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
13,444	Worldpay, Inc. - Class A*,7	$1,647,562
		7,594,024
	HEALTH CARE — 1.3%
6,560	Array BioPharma, Inc.*	303,925
7,156	Celgene Corp.*,7	661,500
1,034	Spark Therapeutics, Inc.*	105,861
		1,071,286
	INDUSTRIALS — 2.8%
17,381	Heritage-Crystal Clean, Inc.*	457,294
7,427	L3 Technologies, Inc.[7]	1,826,069
		2,283,363
	MATERIALS — 3.0%
18,422	AdvanSix, Inc.*,7	450,050
7,165	Berry Global Group, Inc.*	376,807
28,008	Cameco Corp.[9]	300,526
135,828	Chemtrade Logistics Income Fund	971,830
5,147	Ciner Resources LP	99,800
27,342	SunCoke Energy, Inc.*	242,792
		2,441,805
	TECHNOLOGY — 8.8%
67,229	Adesto Technologies Corp.*,7	547,916
9,336	Aerohive Networks, Inc.*	41,358
1,434	Cray, Inc.*	49,932
1,772	Electronics For Imaging, Inc.*	65,405
87,830	EXFO, Inc.*,7,9	321,458
27,022	KEMET Corp.	508,284
102	Mellanox Technologies Ltd.*,9	11,288
6,936	MicroStrategy, Inc. - Class A*,7	993,998
38,345	OneSpan, Inc.*,7	543,349
10,097	Red Hat, Inc.*,7	1,895,813
7,259	Tableau Software, Inc. - Class A*,7	1,205,139
57,749	Telenav, Inc.*,7	461,992
10,231	WageWorks, Inc.*	519,632
		7,165,564

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 1.3%
30,366	AmeriGas Partners LP7	$1,057,952
	TOTAL COMMON STOCKS
	(Cost $30,735,013)	31,387,547

Principal Amount
	CORPORATE BONDS — 1.7%
	FINANCIALS — 1.7%
$500,000	ConnectOne Bancorp, Inc. 5.200% (LIBOR 3 Month+284 basis points), 2/1/2028[2,18]	508,968
500,000	Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/2023[1,2]	510,000
400,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/2027[1,2]	350,500
		1,369,468
	TOTAL CORPORATE BONDS
	(Cost $1,395,360)	1,369,468

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 1.0%
	FINANCIALS — 1.0%
2,803	Capital Southwest Corp. 5.950%, 12/15/2022[2]	73,102
175	Monroe Capital Corp. 5.750%, 10/31/2023[2]	4,415
881	OFS Capital Corp. 6.500%, 10/31/2025[2]	22,307
14,000	Oxford Square Capital Corp. 6.500%, 3/30/2024[2]	358,680
400	Stellus Capital Investment Corp. 5.750%, 9/15/2022[2]	10,124
	THL Credit, Inc.
7,281	6.750%, 12/30/2022[2]	184,719
4,620	6.125%, 10/30/2023[2]	118,272
		771,619
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $762,067)	771,619

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	INVESTMENT FUNDS — 11.0%
N/A	DSC Meridian LP8,10,11,12	$1,560,974
N/A	Linden Investors LP8,11,12,13	1,588,911
1,974	ShoreBridge Point72 LP8,10,12,14	2,082,197
N/A	Walleye Opportunities LP8,13,15,16	2,193,023
N/A	Whitebox Asymmentric LP8,12,13,17	1,512,197
	TOTAL INVESTMENT FUNDS
	(Cost $8,500,000)	8,937,302

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	Red Hat, Inc.
13	Exercise Price: $160.00, Notional Amount: $208,000, Expiration Date: August 16, 2019	228
	TOTAL PUT OPTIONS
	(Cost $1,450)	228
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $1,450)	228

Number of Shares
	RIGHTS — 0.0%
2,674	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2019*	356
908	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,7	381
18,163	Corium International, Expiration Date: March 31, 2020*,6,7	—
3	Cushing Renaissance Fund, Expiration Date: July 18, 2019*	1
3,408	Twelve Seas Investment Co., Expiration Date: December 21, 2019*,9	1,022
	TOTAL RIGHTS
	(Cost $0)	1,760
	UNITS — 0.0%
	FINANCIALS — 0.0%
1	Leisure Acquisition Corp.*	10
	TOTAL UNITS
	(Cost $10)	10
	WARRANTS — 0.0%
4,947	Akerna Corp., Expiration Date: August 1, 2024*	14,346
1,337	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*	317

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
2,108	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,7	$864
756	Far Point Acquisition Corp., Expiration Date: June 1, 2025*	907
15,202	Gordon Pointe Acquisition Corp., Expiration Date: January 25, 2023*	3,212
1,476	Kaixin Auto Holdings, Expiration Date: April 30, 2024*,7,9	59
2,223	Legacy Acquisition Corp., Expiration Date: November 30, 2022*	711
3,222	Leisure Acquisition Corp., Expiration Date: December 28, 2022*	1,542
8,811	Mudrick Capital Acquisition Corp., Expiration Date: March 12, 2025*	4,317
1,031	OneSpaWorld Holdings Ltd., Expiration Date: March 19, 2024*,9	4,836
5,323	Opes Acquisition Corp., Expiration Date: January 15, 2023*	1,019
1,867	Pivotal Acquisition Corp., Expiration Date: December 1, 2025*	2,427
3,731	Ranpak Holdings Corp., Expiration Date: June 3, 2024*	4,515
3,408	Twelve Seas Investment Co., Expiration Date: July 13, 2023*,9	818
	TOTAL WARRANTS
	(Cost $2,485)	39,890
	SHORT-TERM INVESTMENTS — 0.6%
523,144	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 2.211%[7]	523,144
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $523,144)	523,144
	TOTAL INVESTMENTS — 116.3%
	(Cost $94,162,442)	94,515,703
	Liabilities in Excess of Other Assets — (16.3)%	(13,236,076)
	TOTAL NET ASSETS — 100.0%	$81,279,627
	SECURITIES SOLD SHORT — (28.6)%
	COMMON STOCKS — (26.1)%
	COMMUNICATIONS — (3.6)%
(17,232)	Expedia Group, Inc.	(2,292,373)
(23,789)	Meet Group, Inc.*	(82,786)
(1,738)	Shopify, Inc.*,9	(521,660)
		(2,896,819)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY — (2.5)%
(599)	Cracker Barrel Old Country Store, Inc.	$(102,267)
(12,807)	Del Taco Restaurants, Inc.*	(164,186)
(10,705)	Denny's Corp.*	(219,774)
(1,456)	Freshpet, Inc.*	(66,263)
(4,547)	Griffon Corp.	(76,935)
(2,384)	K12, Inc.*	(72,497)
(6,269)	Malibu Boats, Inc. - Class A*	(243,551)
(9,697)	Regis Corp.*	(160,970)
(1,368)	Robert Half International, Inc.	(77,990)
(5,793)	Ruth's Hospitality Group, Inc.	(131,559)
(1,741)	Tesla, Inc.*	(389,044)
(1,042)	Wayfair, Inc.*	(152,132)
(1,999)	Wingstop, Inc.	(189,405)
		(2,046,573)
	CONSUMER STAPLES — (0.2)%
(2,146)	Ollie's Bargain Outlet Holdings, Inc.*	(186,938)
	ENERGY — (1.6)%
(32,275)	MPLX LP	(1,038,932)
(4,428)	Occidental Petroleum Corp.	(222,640)
		(1,261,572)
	FINANCIALS — (5.2)%
(4,631)	Axos Financial, Inc.*	(126,195)
(2,646)	Brookfield Asset Management, Inc. - Class A9	(126,426)
(25,073)	Chemical Financial Corp.	(1,030,751)
(12,485)	Fidelity National Information Services, Inc.	(1,531,660)
(5,627)	Global Payments, Inc.	(901,051)
(3,644)	Laurentian Bank of Canada	(125,158)
(6,186)	National General Holdings Corp.	(141,907)
(15)	Prosperity Bancshares, Inc.	(991)
(3,249)	Seritage Growth Properties - REIT	(139,577)
(4,012)	Trupanion, Inc.*	(144,953)
		(4,268,669)
	HEALTH CARE — (3.0)%
(10,308)	AtriCure, Inc.*	(307,591)
(7,156)	Bristol-Myers Squibb Co.	(324,525)
(2,546)	iRhythm Technologies, Inc.*	(201,338)
(11,237)	Joint Corp.*	(204,513)
(24,663)	Lannett Co., Inc.*	(149,458)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(700)	Merit Medical Systems, Inc.*	$(41,692)
(4,682)	Pacira BioSciences, Inc.*	(203,620)
(3,682)	Tactile Systems Technology, Inc.*	(209,579)
(8,786)	Teladoc Health, Inc.*	(583,478)
(8,394)	Twist Bioscience Corp.*	(243,510)
		(2,469,304)
	INDUSTRIALS — (3.8)%
(7,811)	AAON, Inc.	(391,956)
(4,133)	Advanced Energy Industries, Inc.*	(232,564)
(2,223)	Axon Enterprise, Inc.*	(142,739)
(9,655)	Harris, Corp.	(1,826,050)
(994)	Littelfuse, Inc.	(175,848)
(4,200)	Resideo Technologies, Inc.*	(92,064)
(275)	TransDigm Group, Inc.*	(133,045)
(4,343)	Westshore Terminals Investment Corp.	(72,892)
		(3,067,158)
	MATERIALS — (1.0)%
(2,020)	Quaker Chemical Corp.	(409,818)
(27,340)	SunCoke Energy, Inc.*	(242,779)
(1,045)	WD-40 Co.	(166,197)
		(818,794)
	TECHNOLOGY — (4.0)%
(7,928)	Allscripts Healthcare Solutions, Inc.*	(92,203)
(2,300)	Amdocs Ltd.[9]	(142,807)
(1,565)	Avid Technology, Inc.*	(14,273)
(5,091)	Ciena Corp.*	(209,393)
(1,395)	Cree, Inc.*	(78,371)
(2,978)	CTS Corp.	(82,133)
(18,389)	FormFactor, Inc.*	(288,156)
(8,919)	Inovalon Holdings, Inc. - Class A*	(129,415)
(1,933)	Inphi Corp.*	(96,843)
(3,418)	Kornit Digital Ltd.*,9	(108,214)
(500)	Lam Research Corp.	(93,920)
(14,541)	Lattice Semiconductor Corp.*	(212,153)
(6,376)	MaxLinear, Inc.*	(149,453)
(12,531)	NetScout Systems, Inc.*	(318,162)
(8,005)	salesforce.com, inc.*	(1,214,599)
		(3,230,095)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES — (1.2)%
(17,089)	Superior Plus Corp.	$(174,335)
(15,183)	UGI Corp.	(810,924)
		(985,259)
	TOTAL COMMON STOCKS
	(Proceeds $20,641,386)	(21,231,181)
	EXCHANGE-TRADED FUNDS — (2.5)%
(23,539)	Invesco Senior Loan ETF	(533,394)
(5,500)	iShares iBoxx High Yield Corporate Bond ETF	(479,490)
(7,780)	iShares U.S. Home Construction ETF	(297,351)
(25,525)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(695,046)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,971,785)	(2,005,281)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $22,613,171)	$(23,236,462)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — 0.0%
	CALL OPTIONS — 0.0%
	Red Hat, Inc.
(7)	Exercise Price: $190.00, Notional Amount: $(133,000), Expiration Date: July 5, 2019	(35)
(7)	Exercise Price: $190.00, Notional Amount: $(133,000), Expiration Date: July 12, 2019	(35)
(35)	Exercise Price: $190.00, Notional Amount: $(665,000), Expiration Date: July 19, 2019	(87)
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: July 26, 2019*	(3)
(7)	Exercise Price: $190.00, Notional Amount: $(133,000), Expiration Date: August 2, 2019	(18)
(12)	Exercise Price: $190.00, Notional Amount: $(228,000), Expiration Date: August 16, 2019	(60)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(2)	Exercise Price: $190.00, Notional Amount: $(38,000), Expiration Date: September 20, 2019*	$(10)
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: January 17, 2020*	(10)
	TOTAL CALL OPTIONS
	(Proceeds $775)	(258)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $775)	$(258)

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,691,048, which represents 19.31% of total net assets of the Fund.
[2] Callable.
[3] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Step rate security.
[6] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 5.46% of Net Assets. The total value of these securities is $4,440,250.
[7] All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[8] Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2019 was $10,913,963 and $11,210,856, respectively.
[9] Foreign security denominated in U.S. Dollars.
[10] The Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investment Fund.
[11] The Investment Fund imposes a 65 day redemption notice period.
[12] The Investment Fund permits quarterly redemptions.
[13] The Investment Fund can institute a gate provision on redemptions at the fund level of 20 - 25% of the fair value of the investment in the Investment Fund.
[14] The Investment Fund imposes a 55 day redemption notice period.
[15] The Investment Fund imposes a 45 day redemption notice period.
[16] The Investment Fund permits monthly redemptions.
[17] The Investment Fund imposes a 60 day redemption notice period.
[18] Variable rate security.

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at June 30, 2019	Unrealized Depreciation

(2)	CBOT 10-Year Eris Swap	March 2029	$(203,577)	$(219,126)	$(15,549)

(30)	CBOT 3-Year Eris Swap	March 2021	(2,907,126)	(2,968,935)	(61,809)

TOTAL FUTURES CONTRACTS			$(3,110,703)	$(3,188,061)	$(77,358)

See accompanying Notes to Schedule of Investments.

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Note 1 – Organization

Vivaldi Opportunities Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Maryland corporation on March 29, 2017. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Directors of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2019 (Unaudited)

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2019 (Unaudited)

Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(f) Futures

A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Note 3 – Federal Income Taxes

At June 30, 2019, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$72,221,511

Gross unrealized appreciation	$3,301,969
Gross unrealized depreciation	(4,244,497)
Net unrealized depreciation on investments	$(942,528)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In April 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-7, investments in securities with a fair value of $11,210,856 are excluded from the fair value hierarchy as of June 30, 2019.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s assets carried at fair value.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Asset-Backed Securities	$-	$11,319,036	$-	$11,319,036
Bank Loans	-	-	4,440,250	4,440,250
Closed-End Funds	22,651,104	-	-	22,651,104
Collateralized Mortgage Obligations	-	10,800,791	-	10,800,791
Common Stocks*	31,387,547	-	-	31,387,547
Corporate Bonds**	-	1,369,468	-	1,369,468
Exchange-Traded Debt Securities*	771,619	-	-	771,619
Purchased Options Contracts	-	228	-	228
Rights	1,760	-	-	1,760
Units	10	-	-	10
Warrants	39,890	-	-	39,890
Short-Term Investments	523,144	-	-	523,144
Subtotal	$55,375,074	$23,489,523	$4,440,250	$83,304,847
Closed-End Funds				2,273,554
Investment Funds				8,937,302
Total Assets				94,515,703

Liabilities
Securities Sold Short
Common Stocks*	$21,231,181	$-	$-	$21,231,181
Exchange-Traded Funds	2,005,281	-	-	2,005,281
Written Options Contracts	140	118	-	258
Other Financial Instruments[1]
Futures Contracts	77,358	-	-	77,358
Total Liabilities	$23,313,960	$118	$-	$23,314,078

*All common stocks and exchange-traded debt securities held in the Fund are Level 1 securities. For a detailed break-out of common stocks and exchange-traded debt securities by major industry classification, please refer to the Schedule of Investments.

**All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

1 Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2019 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2019	$3,480,692
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	14,192
Total unrealized appreciation/(depreciation)	(10,066)
Net purchases	980,000
Net sales	(26,452)
Amortization	1,884
Balance as of June 30, 2019	$4,440,250

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019:

Impact to
Valuation
Fair Value				from an
June 30,	Valuation	Unobservable	Input	increase in
2019	Methodologies	Input(1)	Range/Value	Input(2)
$ 4,440,250	Recent Transaction Price	Recent Transaction Price	-	Increase

(1)	The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.